Deferred Credits (Tables)	12 Months Ended
Aug. 31, 2019
Deferred Credits [Abstract]
Disclosure of deferred credits
16. DEFERRED CREDITS
		2018
	2019	(restated, note 2)
	$	$
IRU prepayments	400	411
Equipment revenue	23	29
Deposit on future fibre sale	2	2
	425	442